Erik A. Vayntrub Vice President & Associate Counsel Capital Research and Management Company 333 South Hope Street Los Angeles, California 90071 (213) 486-9108

September 4, 2018

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U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Capital Group Joint Preliminary Proxy Statement

Dear Sir or Madam:

On behalf of each of (1) Capital Group Private Client Services Funds (“PCS”), (2) Capital Group Emerging Markets Total Opportunities Fund (“ETOP”) and (3) Emerging Markets Growth Fund, Inc. (“EMGF,” and, collectively with PCS and ETOP, the “Funds”), we hereby file a preliminary Joint Proxy Statement pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended.

We hope to file a definitive Joint Proxy Statement and to deliver the Joint Proxy Statement to shareholders of the Funds on September 14. If you have any questions about the enclosed, please call me at (213) 486-9108 or Courtney Young Taylor at (213) 452-2173.

Sincerely,

 /s/ Erik A. Vayntrub

Erik A. Vayntrub

Associate Counsel

Capital Research and Management Company